Intangible Assets and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets and Contract Liabilities
Schedule of intangible assets

	Above market	Above market
	time charter	time charter	Total
(U.S. Dollars in thousands)	Tordis Knutsen	Vigdis Knutsen	intangibles
Intangibles, December 31, 2017	$1,215	$1,282	$2,497
Additions	—	—	—
Amortization for the year	(304)	(302)	(606)
Intangibles, December 31, 2018	$911	$980	$1,891
Additions	—	—	—
Amortization for the period	(303)	(302)	(605)
Intangibles, December 31, 2019	$608	$678	$1,286

Summary of estimated future amortization of intangible assets

(U.S. Dollars in thousands)
2020	$605
2021	605
2022	75
Total	$1,286

Schedule of contract liabilities

	Balance of	Amortization for	Balance of	Amortization for	Balance of
	December 31,	the year ended	December 31,	the year ended	December 31,
(U.S. Dollars in thousands)	2017	December 31, 2018	2018	December 31, 2019	2019
Contract liabilities:
Unfavourable contract rights	$(8,239)	$1,518	$(6,721)	$1,518	$(5,203)
Total amortization income		$1,518		$1,518

Schedule of expected amortization of contract liabilities

(U.S. Dollars in thousands)	2020	2021	2022	2023
Contract liabilities:
Unfavourable contract rights	$(1,518)	$(1,518)	$(1,518)	$(649)